SHARE-BASED COMPENSATION - Significant assumptions used to estimate the fair value of stock options (Details) - Share options	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SHARE-BASED COMPENSATION
Suboptimal exercise factor	2.8	2.8
Risk-free interest rate	4.21%	4.68%
Volatility	48.86%	51.75%
Dividend yield	5.10%	4.60%
Life of option	6 years 11 months 4 days	8 years